Administrative Expense	12 Months Ended
Dec. 31, 2022
Disclosure Of General And Administrative Expense Text Block Abstract
ADMINISTRATIVE EXPENSE
13.	ADMINISTRATIVE EXPENSE

	Year ended December 31,
	2022	2021	2020
Labor	53,550,086	3,155,246	832,534
Audit fee	247,782	200,000	114,400
Professional and other service fee	969,072	2,666,804	74,252
Design fee	-	-	2,039
Depreciation and amortization charges	299,547	21,603	-
Decoration	133,502	155,665	30,275
Rental	4,661	65,724	-
Travelling and entertainment	89,272	203,634	22,242
Others	749,819	389,534	89,239
	56,043,741	6,858,210	1,164,981